Cash and Cash Equivalents and Temporary Investments - Cash and Cash equivalents (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents and Temporary Investments
Cash and bank accounts	$ 1,961,106	$ 1,761,260
Short-term investments	30,107,185	36,973,689
Total cash and cash equivalents	$ 32,068,291	$ 38,734,949	$ 47,546,083	$ 49,397,126